Audit Information	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Audit Information [Abstract]
Auditor Name	PricewaterhouseCoopers LLP	PricewaterhouseCoopers LLP
Auditor Location	Edmonton, AB, Canada	Edmonton, AB, Canada
Auditor Firm ID	271	271